Marketable Debt Securities - Summary of Gross Unrealized Gains and Losses of Available-for-Sale (Details) - RENEO PHARMACEUTICALS INC [Member] - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	$ 53,558	$ 75,324	$ 81,290
Gross Unrealized Gains		8	2
Gross Unrealized Losses	(13)	(1)	(46)
Fair Market Value	53,545	75,331	81,246
US Treasury Securities [Member]
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	53,558	75,324	76,297
Gross Unrealized Gains		8	2
Gross Unrealized Losses	(13)	(1)	(46)
Fair Market Value	$ 53,545	$ 75,331	76,253
Commercial Paper [Member]
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost			4,993
Fair Market Value			$ 4,993